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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [_]; Amendment Number: _________

     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

                Name:    Marketus Associates, L.L.C.
                Address. 600 Fifth Avenue (25/th/ Floor)
                         New York, NY 10020

Form 13F File Number: 28-12065

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                 Name:  Edmund A. Hajim, Managing Member, MLH
                        Capital, L.L.C.
                 Title: Managing Member of Marketus
                        Associates, L.L.C.
                 Phone: (212) 218-8282

Signature, Place, and Date of Signing:

                 /s/ Edmund A. Hajim   New York, NY    7/17/07
                 --------------------
                     [Signature]       [City, State]   [Date]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                         Form 13F File Number   Name
                         --------------------   ----

                         28-                    None
                         [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

              Number of Other Included Managers:.....         -0-
              Form 13F Information Table Entry Total:          47
              Form 13F Information Table Value Total. $   119,015
                                                      (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                    No.     Form 13F File Number      Name
                    ---     --------------------      ----

                    _______ 28-______________________ None

[Repeat as necessary.]

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MARKETUS ASSOCIATES, L.L.C.
File Number: 028 -12065

                                                                                                  Column 8
                                                                                             -------------------
Column 1                        Column 2      Column 3   Column 4   Column 5       Column 6   Voting Authority
--------                     -------------- ------------ -------- --------------- ---------- -------------------
                                                          Value    Shares/Prn     Investment
Name of Issuer               Title of Class    Cusip     (x$1000) Amount/Put-Call Discretion  Sole   Shared None
--------------               -------------- ------------ -------- --------------- ---------- ------- ------ ----
CHIPMOS TECH BERMUDA LTD.... SHS            G2110R106      2,157  300,000   SH       SOLE    300,000   --    --
CRM HOLDINGS LTD............ COM            G2554P103      3,328  435,000   SH       SOLE    435,000   --    --
NABORS INDUSTRIES LTD....... SHS            G6359F103      4,506  135,000   SH       SOLE    135,000   --    --
AT&T INC.................... COM            00206R102        208    5,000   SH       SOLE      5,000   --    --
AU OPTRONICS CORP........... SPONSORED ADR  002255107      6,278  365,000   SH       SOLE    365,000   --    --
ALTRIA GROUP INC............ COM            02209S103      3,928   56,000   SH       SOLE     56,000   --    --
ANIXTER INTL INC............ COM            035290105      3,761   50,000   SH       SOLE     50,000   --    --
BEST BUY INC................ COM            086516101      3,034   65,000   SH       SOLE     65,000   --    --
CADIZ INC................... COM NEW        127537207      2,809  125,000   SH       SOLE    125,000   --    --
CAPITAL ONE FINL CORP....... COM            14040H105      4,706   60,000   SH       SOLE     60,000   --    --
CATERPILLAR INC DEL......... COM            149123101        626    8,000   SH       SOLE      8,000   --    --
COMCAST CORP NEW............ CL A           20030N101      1,968   70,000   SH       SOLE     70,000   --    --
CONTINENTAL AIRLS INC....... CL B           210795308      1,694   50,000   SH       SOLE     50,000   --    --
CORNING INC................. COM            219350105      8,687  340,000   SH       SOLE    340,000   --    --
COUNTRYWIDE FINANCIAL CORP.. COM            222372104      4,398  121,000   SH       SOLE    121,000   --    --
CURRENCYSHS JAPANESE YEN TR. JAPANESE YEN   23130A102      8,124  100,000   SH       SOLE    100,000   --    --
DEVON ENERGY CORP NEW....... COM            25179M103      3,915   50,000   SH       SOLE     50,000   --    --
DOW CHEM CO................. COM            260543103        884   20,000   SH       SOLE     20,000   --    --
ELIZABETH ARDEN INC......... COM            28660G106      2,426  100,000   SH       SOLE    100,000   --    --
FREEDOM ACQUISITION HLDGS IN COM            35645F103      2,202  200,000   SH       SOLE    200,000   --    --
GRACE W R & CO DEL NEW...... COM            38388F108      2,449  100,000   SH       SOLE    100,000   --    --
GULFPORT ENERGY CORP........ COM NEW        402635304      5,295  265,000   SH       SOLE    265,000   --    --
INTERACTIVE DATA CORP....... COM            45840J107      1,339   50,000   SH       SOLE     50,000   --    --
INTEROIL CORP............... COM            460951106      1,421   75,000   SH       SOLE     75,000   --    --
INTERVOICE INC NEW.......... COM            461142101      3,124  375,000   SH       SOLE    375,000   --    --
JOHNSON & JOHNSON........... COM            478160104        739   12,000   SH       SOLE     12,000   --    --
MERCK & CO INC.............. COM            589331107        697   14,000   SH       SOLE     14,000   --    --
NATIONAL DENTEX CORP........ COM            63563H109      2,159  115,000   SH       SOLE    115,000   --    --
OIL STS INTL INC............ COM            678026105        827   20,000   SH       SOLE     20,000   --    --
PATTERSON UTI ENERGY INC.... Nov 27.50 CALL 7034819K5258     183    1,000   CALL     SOLE      1,000   --    --
PATTERSON UTI ENERGY INC.... COM            703481101      2,228   85,000   SH       SOLE     85,000   --    --
PETROCHINA CO LTD........... SPONSORED ADR  71646E100      2,082   14,000   SH       SOLE     14,000   --    --
PFIZER INC.................. COM            717081103      1,279   50,000   SH       SOLE     50,000   --    --
POLYMET MINING CORP......... COM            731916102        552  150,000   SH       SOLE    150,000   --    --
POWERSHARES QQQ TRUST....... Dec 47 PUT     73935A9X4218     299    1,700   PUT      SOLE      1,700   --    --
QUALCOMM INC................ COM            747525103      1,736   40,000   SH       SOLE     40,000   --    --
RENAISSANCE ACQUISITION CORP COM            75966C305        560  100,000   SH       SOLE    100,000   --    --
SPDR TR..................... Dec 153 PUT    7K799W9X3238     627      950   PUT      SOLE        950   --    --
SCHLUMBERGER LTD............ COM            806857108        680    8,000   SH       SOLE      8,000   --    --
SEARS HLDGS CORP............ COM            812350106        339    2,000   SH       SOLE      2,000   --    --
STREETTRACKS GOLD TR........ GOLD SHS       863307104      5,142   80,000   SH       SOLE     80,000   --    --
TENNECO INC................. COM            880349105      5,992  171,000   SH       SOLE    171,000   --    --
3M CO....................... COM            88579Y101      5,207   60,000   SH       SOLE     60,000   --    --
TIME WARNER CABLE INC....... CL A           88732J108      2,742   70,000   SH       SOLE     70,000   --    --
TOTAL S A................... SPONSORED ADR  89151E109        567    7,000   SH       SOLE      7,000   --    --
WESCO INTL INC.............. COM            95082P105        605   10,000   SH       SOLE     10,000   --    --
WILLIAMS COS INC DEL........ COM            969457100        506   16,000   SH       SOLE     16,000   --    --
                                                         119,015
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